Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of June 30, 2026 and December 31, 2025, the Company had finished goods of €4,830,099 and €3,444,184, respectively.

The Company outsourced the management of inventories to a third party with all the inventories located in a warehouse owned by the third party. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.